Amplify Transformational Data Sharing ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Banks - 5.4%
Customers Bancorp, Inc. (a)	298,812	$17,552,217
DBS Group Holdings Ltd.	325,264	11,488,483
NU Holdings Ltd./Cayman Islands - Class A (a)	2,102,782	28,850,169
		57,890,869

Commercial & Professional Services - 0.4%
Resolute Holdings Management, Inc. (a)(b)	131,337	4,185,710

Consumer Discretionary Distribution & Retail - 6.4%
Beyond, Inc. (a)(b)	3,568,058	24,548,239
GameStop Corp. - Class A (a)(b)	681,777	16,628,541
MercadoLibre, Inc. (a)	10,740	28,070,386
		69,247,166

Consumer Services - 4.6%
Metaplanet, Inc. (a)(b)	4,314,101	49,430,691

Financial Services - 32.8%(c)
Blackrock, Inc.	25,446	26,699,216
Block, Inc. (a)	466,026	31,657,146
CME Group, Inc.	86,385	23,809,434
Coinbase Global, Inc. - Class A (a)	163,286	57,230,110
Fiserv, Inc. (a)	43,481	7,496,559
Galaxy Digital, Inc. - Class A (a)(b)	2,054,653	44,996,901
Mastercard, Inc. - Class A	16,510	9,277,629
Mogo, Inc. (a)	1,269,013	1,598,956
PayPal Holdings, Inc. (a)	341,621	25,389,273
Robinhood Markets, Inc. - Class A (a)	712,110	66,674,859
SBI Holdings, Inc.	814,939	28,465,284
Shift4 Payments, Inc. - Class A (a)(b)	50,559	5,010,903
Visa, Inc. - Class A	23,864	8,472,913
WisdomTree, Inc.	1,334,046	15,354,869
		352,134,052

Media & Entertainment - 3.3%
ROBLOX Corp. - Class A (a)	338,459	35,605,887

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	72,326	10,263,059
Broadcom, Inc.	45,400	12,514,510
NVIDIA Corp.	99,816	15,769,930
QUALCOMM, Inc.	54,665	8,705,948
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51,790	11,729,917
		58,983,364

Software & Services - 29.4%(c)
BIGG Digital Assets, Inc. (a)	5,962,452	503,530
Bitdeer Technologies Group (a)(b)	393,588	4,518,390
Cipher Mining, Inc. (a)(b)	6,979,838	33,363,626
Circle Internet Group, Inc. (a)(b)	16,079	2,914,962
Cleanspark, Inc. (a)(b)	3,279,472	36,172,576
Core Scientific, Inc. (a)(b)	3,253,257	55,533,097
Digital Garage, Inc.	381,102	12,504,475
Exodus Movement, Inc. - Class A (a)(b)	327,589	9,444,391
Hive Digital Technologies Ltd. (a)(b)	4,133,633	7,440,540
Hut 8 Corp. (a)(b)	1,144,572	21,289,039
International Business Machines Corp.	101,799	30,008,309
MARA Holdings, Inc. (a)(b)	619,977	9,721,239
MicroStrategy, Inc. - Class A (a)	117,655	47,559,681
Opera Ltd. - ADR	1,164,213	22,003,626
Riot Platforms, Inc. (a)(b)	1,049,711	11,861,734
Terawulf, Inc. (a)(b)	2,649,245	11,603,693
		316,442,908

Technology Hardware & Equipment - 3.6%
Canaan, Inc. - ADR (a)(b)	5,480,080	3,388,333
CompoSecure, Inc. - Class A (a)(b)	1,576,040	22,206,404
Dell Technologies, Inc. - Class C	105,891	12,982,237
		38,576,974
TOTAL COMMON STOCKS (Cost $783,398,427)		982,497,621

EXCHANGE TRADED FUNDS - 6.7%	Shares	Value
Bitwise Bitcoin ETF (a)(b)	194,206	11,378,530
Fidelity Wise Origin Bitcoin Fund (a)	198,090	18,618,479
Invesco Galaxy Bitcoin Etf (a)(b)	105,900	11,387,427
iShares Bitcoin Trust ETF (a)	185,883	11,377,898
VanEck Bitcoin ETF/US (a)	608,312	18,535,267
TOTAL EXCHANGE TRADED FUNDS (Cost $50,314,247)		71,297,601

SHORT-TERM INVESTMENTS - 22.5%		Value
Investments Purchased with Proceeds from Securities Lending - 21.4%	Shares
First American Government Obligations Fund - Class X, 4.25% (d)	229,781,391	229,781,391

Money Market Funds - 1.1%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.26% (d)	12,550,127	12,550,127
TOTAL SHORT-TERM INVESTMENTS (Cost $242,331,518)		242,331,518

TOTAL INVESTMENTS - 120.6% (Cost $1,076,044,192)		1,296,126,740
Liabilities in Excess of Other Assets - (20.6)%		(221,373,984)
TOTAL NET ASSETS - 100.0%		$1,074,752,756
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $223,787,051.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Transformational Data Sharing ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	982,497,621	–	–	982,497,621
Exchange Traded Funds	71,297,601	–	–	71,297,601
Investments Purchased with Proceeds from Securities Lending	229,781,391	–	–	229,781,391
Money Market Funds	12,550,127	–	–	12,550,127
Total Investments	1,296,126,740	–	–	1,296,126,740

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.